Subsequent Events - Equity Awards Under the 2025 Stock Incentive Plan (Details) - $ / shares	Apr. 02, 2026	Jan. 28, 2026
Restricted stock unit
Organization and Nature of Operations
Share based compensation, award vesting period		1 year
Subsequent event
Organization and Nature of Operations
Exercise price of options	$ 6.5
Contractual term of option	10-year
Subsequent event | Restricted stock unit
Organization and Nature of Operations
Share based compensation, award vesting period	1 year	1 year